Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentrations (Details) [Line Items]
Deposit at financial institutions (in Dollars)	$ 5,711,423	$ 5,892,655
Customer [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	100.00%
Supplier One [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		35.30%	19.60%
Supplier Two [Member]
Concentrations (Details) [Line Items]
Total revenue percentage		28.00%	13.60%
supplier [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	10.30%	10.00%
Total Revenue [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	32.20%	30.40%	33.30%
Guben Yanling Pill [Member]
Concentrations (Details) [Line Items]
Total revenue percentage	42.50%	40.30%	38.20%